Income Taxes - Deferred Income Taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Oct. 22, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Credit carryforwards	$ 40		$ 1,117
Net operating loss carryforwards	1,459
Section 163(j) interest carryforward	410
Outside basis difference in investments	20,186	$ 19,400
Accrued liabilities and allowances			1,388
Compensation accruals			2,750
Asset retirement obligation liability			1,994
Deferred revenue			2,237
Hedge liability			1,200
Deferred tax asset			253
Gross deferred tax assets	22,095		10,939
Less: Valuation Allowance	$ (22,095)		(1,039)	$ (851)	$ (1,224)
Deferred tax asset, net of allowance			9,900
Deferred tax liabilities:
Property and equipment			(14,172)
Product costs			(3,905)
Prepaid expenses			(284)
Intangible assets			(30,965)
Goodwill			(1,745)
Total deferred tax liabilities			(51,071)
Net deferred tax liabilities			$ (41,171)